As filed with the Securities and Exchange Commission on February 22, 2011

Securities Act Registration No. 33-10451

Investment Company Act Registration No. 811-4920

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                            X

Post-Effective Amendment No. 55                X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No. 57                                     X

(Check appropriate box or boxes)

WASATCH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

150 Social Hall Avenue

4th Floor

Salt Lake City, Utah 84111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (801) 533-0777

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Advisors, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective:

( )	immediately upon filing pursuant to paragraph (b)
(X)	on March 8, 2011 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X)this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A for Wasatch Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 52 (“PEA No. 52”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-10-278282 on December 10, 2010, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 52 by means of this filing, Part A and Part B of PEA No. 52 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Wasatch Emerging India Fund, a series of the Trust, is incorporated herein by reference to Part A of PEA No. 52.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information the Fund is incorporated herein by reference to Part B of PEA No. 52.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of Post-Effective Amendment No. 53 which was filed with the SEC via EDGAR Accession No. 0001193125-11-017585 on January 28, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 55 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 55 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 57 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Salt Lake City, and the State of Utah on the 22nd day of February 2011.

WASATCH FUNDS TRUST

By	/s/ Samuel S. Stewart

Samuel S. Stewart, Jr., Ph.D.,

President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Samuel S. Stewart Samuel S. Stewart, Jr., Ph.D.	President and Trustee (principal executive officer)	February 22, 2011

/s/ Cindy B. Firestone Cindy B. Firestone	Treasurer (principal financial and accounting officer)	February 22, 2011

James U. Jensen* James U. Jensen, Esquire	Trustee	February 22, 2011

William R. Swinyard* William R. Swinyard	Trustee	February 22, 2011

D. James Croft* D. James Croft	Trustee	February 22, 2011

Miriam M. Allison* Miriam M. Allison	Trustee	February 22, 2011

/s/ Russell L. Biles

Russell L. Biles

Attorney-in-Fact

February 22, 2011

*Signed pursuant to powers of attorney are incorporated herein by reference to Exhibit (q) in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on March 31, 2010.

3